Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0001385533
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Sep 28, 2011

db-X 2010 Target Date Fund
db-X 2010 Target Date Fund (formerly known as TDX Independence 2010 Exchange-Traded Fund) Summary Information
Investment Objective/Goal

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		db-X 2010 Target Date Fund db-X 2010 Target Date Shares
Management Fee		0.65%
Other Expenses		1.05%
Total Annual Fund Operating Expenses		1.70%
Fee Waivers and Expense Reimbursement	[1]	(1.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.65%
[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
db-X 2010 Target Date Fund db-X 2010 Target Date Shares	66	433	824	1,921

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2010 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 3% in international equities, 19% in domestic equities and 88% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. Prior to the target termination date of December 31, 2010, the weighted average duration for the fixed income securities was, collectively, aimed to match the time to such date. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. As of the target date, the Underlying Index had approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2010 Target Date Fund

Asset Allocation Percentage Table

	Launch (Oct 1 2007)
Years Before Target	3.3	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	24%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	8%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	68%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2010 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Total Returns

The Fund's year-to-date total return as of June 30, 2011, was 1.88%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.17%	2Q/2009
Lowest Return	(4.57)%	3Q/2008

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns - db-X 2010 Target Date Fund	1 Year	Since Inception	Inception Date
db-X 2010 Target Date Shares	4.19%	0.55%	Oct 1, 2007
db-X 2010 Target Date Shares Return after taxes on distributions	3.19%	(0.49%)	Oct 1, 2007
db-X 2010 Target Date Shares Return after taxes on distributions and sale of Fund shares	2.72%	(0.14%)	Oct 1, 2007
Dow Jones U.S. Target 2010 Index (reflects no deduction for fees, expenses or taxes)	9.50%	3.76%	Oct 1, 2007
Zacks 2010 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	4.59%	(0.70%)	Oct 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
db-X 2010 Target Date Fund | db-X 2010 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 YEAR	rr_ExpenseExampleYear01	66
3 YEARS	rr_ExpenseExampleYear03	433
5 YEARS	rr_ExpenseExampleYear05	824
10 YEARS	rr_ExpenseExampleYear10	1,921
Annual Return 2008	rr_AnnualReturn2008	(10.04%)
Annual Return 2009	rr_AnnualReturn2009	9.07%
Annual Return 2010	rr_AnnualReturn2010	4.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of june 30,2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
1 Year	rr_AverageAnnualReturnYear01	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2010 Target Date Fund | db-X 2010 Target Date Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2010 Target Date Fund | db-X 2010 Target Date Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2010 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	db-X 2010 Target Date Fund (formerly known as TDX Independence 2010 Exchange-Traded Fund) Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2010 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 3% in international equities, 19% in domestic equities and 88% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. Prior to the target termination date of December 31, 2010, the weighted average duration for the fixed income securities was, collectively, aimed to match the time to such date. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. As of the target date, the Underlying Index had approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2010 Target Date Fund

Asset Allocation Percentage Table

	Launch (Oct 1 2007)
Years Before Target	3.3	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	24%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	8%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	68%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2010 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://dbxstrategicadvisors.db.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011, was 1.88%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.17%	2Q/2009
Lowest Return	(4.57)%	3Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions of fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

db-X 2010 Target Date Fund | Dow Jones U.S. Target 2010 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2010 Target Date Fund | Zacks 2010 Lifecycle Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

db-X 2020 Target Date Fund
db-X 2020 Target Date Fund (formerly known as TDX Independence 2020 Exchange-Traded Fund) Summary Information
Investment Objective/Goal

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		db-X 2020 Target Date Fund db-X 2020 Target Date Shares
Management Fee		0.65%
Other Expenses		0.77%
Total Annual Fund Operating Expenses		1.42%
Fee Waivers and Expense Reimbursement	[1]	(0.77%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.65%
[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
db-X 2020 Target Date Fund db-X 2020 Target Date Shares	66	373	703	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2020 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 14% in international equities, 42% in domestic equities and 44% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, match the time to the target termination date, December 31, 2020. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2020 Target Date Fund

Asset Allocation Percentage Table

	Launch (Oct 1 2007)
Years Before Target	13.3	13	12	11	10	9	8	7	6	5
Domestic Equity	49%	49%	47%	45%	43%	41%	39%	37%	35%	33%
International Equity	16%	16%	16%	15%	14%	14%	13%	12%	12%	11%
Fixed Income	34%	35%	37%	40%	43%	45%	48%	51%	53%	56%

Years Before Target	4	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	28%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	9%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	63%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2020 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Total Returns

The Fund's year-to-date total return as of June 30, 2011, was 4.68%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.61%	2Q/2009
Lowest Return	(9.61)%	4Q/2008

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns - db-X 2020 Target Date Fund	1 Year	Since Inception	Inception Date
db-X 2020 Target Date Shares	9.70%	(1.17%)	Oct 1, 2007
db-X 2020 Target Date Shares Return after taxes on distributions	8.83%	(2.03%)	Oct 1, 2007
db-X 2020 Target Date Shares Return after taxes on distributions and sale of Fund shares	6.31%	(1.51%)	Oct 1, 2007
Dow Jones U.S. Target 2020 Index (reflects no deduction for fees, expenses or taxes)	12.26%	1.37%	Oct 1, 2007
Zacks 2020 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	10.18%	(1.02%)	Oct 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
db-X 2020 Target Date Fund | db-X 2020 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 YEAR	rr_ExpenseExampleYear01	66
3 YEARS	rr_ExpenseExampleYear03	373
5 YEARS	rr_ExpenseExampleYear05	703
10 YEARS	rr_ExpenseExampleYear10	1,635
Annual Return 2008	rr_AnnualReturn2008	(23.49%)
Annual Return 2009	rr_AnnualReturn2009	17.38%
Annual Return 2010	rr_AnnualReturn2010	9.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of june 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.61%)
1 Year	rr_AverageAnnualReturnYear01	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2020 Target Date Fund | db-X 2020 Target Date Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2020 Target Date Fund | db-X 2020 Target Date Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2020 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	db-X 2020 Target Date Fund (formerly known as TDX Independence 2020 Exchange-Traded Fund) Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2020 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 14% in international equities, 42% in domestic equities and 44% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, match the time to the target termination date, December 31, 2020. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2020 Target Date Fund

Asset Allocation Percentage Table

	Launch (Oct 1 2007)
Years Before Target	13.3	13	12	11	10	9	8	7	6	5
Domestic Equity	49%	49%	47%	45%	43%	41%	39%	37%	35%	33%
International Equity	16%	16%	16%	15%	14%	14%	13%	12%	12%	11%
Fixed Income	34%	35%	37%	40%	43%	45%	48%	51%	53%	56%

Years Before Target	4	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	28%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	9%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	63%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2020 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://dbxstrategicadvisors.db.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011, was 4.68%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.61%	2Q/2009
Lowest Return	(9.61)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions of fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

db-X 2020 Target Date Fund | Dow Jones U.S. Target 2020 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2020 Target Date Fund | Zacks 2020 Lifecycle Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.18%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

db-X 2030 Target Date Fund
db-X 2030 Target Date Fund (TDX Independence 2030 Exchange-Traded Fund) Summary Information
Investment Objective/Goal

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		db-X 2030 Target Date Fund db-X 2030 Target Date Shares
Management Fee		0.65%
Other Expenses		0.78%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers and Expense Reimbursement	[1]	(0.78%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.65%
[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
db-X 2030 Target Date Fund db-X 2030 Target Date Shares	66	376	707	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2030 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 20% in international equities, 60% in domestic equities and 20% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, match the time to the target termination date, December 31, 2030. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2030 Target Date Fund

Asset Allocation Percentage Table
	Launch (Oct 1 2007)
Years Before Target	23.3	23	22	21	20	19	18	17	16
Domestic Equity	66%	65%	64%	62%	61%	59%	58%	56%	54%
International Equity	22%	22%	21%	21%	20%	20%	19%	19%	18%
Fixed Income	13%	13%	15%	17%	19%	21%	23%	25%	27%

Years Before Target	15	14	13	12	11	10	9	8	7
Domestic Equity	53%	51%	49%	47%	45%	43%	41%	39%	37%
International Equity	18%	17%	16%	16%	15%	14%	14%	13%	12%
Fixed Income	29%	32%	35%	37%	40%	43%	45%	48%	51%

Years Before Target	6	5	4	3	2	1	0	-1	-2
Domestic Equity	35%	33%	28%	23%	18%	13%	8%	11%	14%
International Equity	12%	11%	9%	8%	6%	4%	3%	4%	5%
Fixed Income	53%	56%	63%	69%	76%	83%	90%	85%	81%

Years Before Target	-3	-4	-5	-6	-7	-8	-9	-10	-11
Domestic Equity	17%	21%	24%	24%	24%	24%	24%	24%	24%
International Equity	6%	7%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	77%	72%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-12	-13	-14	-15	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2030 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Total Returns

The Fund's year-to-date total return as of June 30, 2011, was 5.24%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.69%	2Q/2009
Lowest Return	(17.29)%	4Q/2008

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns - db-X 2030 Target Date Fund	1 Year	Since Inception	Inception Date
db-X 2030 Target Date Shares	11.26%	(4.53%)	Oct 1, 2007
db-X 2030 Target Date Shares Return after taxes on distributions	10.51%	(5.21%)	Oct 1, 2007
db-X 2030 Target Date Shares Return after taxes on distributions and sale of Fund shares	7.32%	(4.22%)	Oct 1, 2007
Dow Jones U.S. Target 2030 Index (reflects no deduction for fees, expenses or taxes)	15.60%	(0.25%)	Oct 1, 2007
Zacks 2030 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	11.68%	(4.41%)	Oct 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
db-X 2030 Target Date Fund | db-X 2030 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 YEAR	rr_ExpenseExampleYear01	66
3 YEARS	rr_ExpenseExampleYear03	376
5 YEARS	rr_ExpenseExampleYear05	707
10 YEARS	rr_ExpenseExampleYear10	1,646
Annual Return 2008	rr_AnnualReturn2008	(33.69%)
Annual Return 2009	rr_AnnualReturn2009	21.05%
Annual Return 2010	rr_AnnualReturn2010	11.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.29%)
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2030 Target Date Fund | db-X 2030 Target Date Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2030 Target Date Fund | db-X 2030 Target Date Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2030 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	db-X 2030 Target Date Fund (TDX Independence 2030 Exchange-Traded Fund) Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2030 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 20% in international equities, 60% in domestic equities and 20% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, match the time to the target termination date, December 31, 2030. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2030 Target Date Fund

Asset Allocation Percentage Table
	Launch (Oct 1 2007)
Years Before Target	23.3	23	22	21	20	19	18	17	16
Domestic Equity	66%	65%	64%	62%	61%	59%	58%	56%	54%
International Equity	22%	22%	21%	21%	20%	20%	19%	19%	18%
Fixed Income	13%	13%	15%	17%	19%	21%	23%	25%	27%

Years Before Target	15	14	13	12	11	10	9	8	7
Domestic Equity	53%	51%	49%	47%	45%	43%	41%	39%	37%
International Equity	18%	17%	16%	16%	15%	14%	14%	13%	12%
Fixed Income	29%	32%	35%	37%	40%	43%	45%	48%	51%

Years Before Target	6	5	4	3	2	1	0	-1	-2
Domestic Equity	35%	33%	28%	23%	18%	13%	8%	11%	14%
International Equity	12%	11%	9%	8%	6%	4%	3%	4%	5%
Fixed Income	53%	56%	63%	69%	76%	83%	90%	85%	81%

Years Before Target	-3	-4	-5	-6	-7	-8	-9	-10	-11
Domestic Equity	17%	21%	24%	24%	24%	24%	24%	24%	24%
International Equity	6%	7%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	77%	72%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-12	-13	-14	-15	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2030 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://dbxstrategicadvisors.db.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011, was 5.24%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.69%	2Q/2009
Lowest Return	(17.29)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions of fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

db-X 2030 Target Date Fund | Dow Jones U.S. Target 2030 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2030 Target Date Fund | Zacks 2030 Lifecycle Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

db-X 2040 Target Date Fund
db-X 2040 Target Date Fund (formerly known as TDX Independence 2040 Exchange-Traded Fund) Summary Information
Investment Objective/Goal

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		db-X 2040 Target Date Fund db-X 2040 Target Date Shares
Management Fee		0.65%
Other Expenses		0.78%
Total Annual Fund Operating Expenses		1.43%
Fee Waivers and Expense Reimbursement	[1]	(0.78%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.65%
[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
db-X 2040 Target Date Fund db-X 2040 Target Date Shares	66	376	707	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2030+ Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 24% in international equities, 71% in domestic equities and 5% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, approximate as nearly as possible the time to the target termination date, December 31, 2040. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2040 Target Date Fund

Asset Allocation Percentage Table
	Launch (Oct 1 2007)
Years Before Target	33.3	33	32	31	30	29	28	27	26	25
Domestic Equity	72%	72%	72%	71%	71%	70%	70%	69%	69%	68%
International Equity	24%	24%	24%	24%	24%	23%	23%	23%	23%	23%
Fixed Income	3%	4%	4%	5%	6%	6%	7%	8%	8%	9%

Years Before Target	24	23	22	21	20	19	18	17	16	15
Domestic Equity	67%	65%	64%	62%	61%	59%	58%	56%	54%	53%
International Equity	22%	22%	21%	21%	20%	20%	19%	19%	18%	18%
Fixed Income	11%	13%	15%	17%	19%	21%	23%	25%	27%	29%

Years Before Target	14	13	12	11	10	9	8	7	6	5
Domestic Equity	51%	49%	47%	45%	43%	41%	39%	37%	35%	33%
International Equity	17%	16%	16%	15%	14%	14%	13%	12%	12%	11%
Fixed Income	32%	35%	37%	40%	43%	45%	48%	51%	53%	56%

Years Before Target	4	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	28%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	9%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	63%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2040 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Total Returns

The Fund's year-to-date total return as of June 30, 2011, was 5.70%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.67%	2Q/2009
Lowest Return	(21.01)%	4Q/2008

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns - db-X 2040 Target Date Fund	1 Year	Since Inception	Inception Date
db-X 2040 Target Date Shares	11.95%	(5.37%)	Oct 1, 2007
db-X 2040 Target Date Shares Return after taxes on distributions	11.26%	(5.98%)	Oct 1, 2007
db-X 2040 Target Date Shares Return after taxes on distributions and sale of Fund shares	7.77%	(4.89%)	Oct 1, 2007
Dow Jones U.S. Target 2040 Index (reflects no deduction for fees, expenses or taxes)	17.65%	(1.00%)	Oct 1, 2007
Zacks 2040 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	12.22%	(5.29%)	Oct 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
db-X 2040 Target Date Fund | db-X 2040 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 YEAR	rr_ExpenseExampleYear01	66
3 YEARS	rr_ExpenseExampleYear03	376
5 YEARS	rr_ExpenseExampleYear05	707
10 YEARS	rr_ExpenseExampleYear10	1,646
Annual Return 2008	rr_AnnualReturn2008	(37.43%)
Annual Return 2009	rr_AnnualReturn2009	24.50%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
1 Year	rr_AverageAnnualReturnYear01	11.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2040 Target Date Fund | db-X 2040 Target Date Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2040 Target Date Fund | db-X 2040 Target Date Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2040 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	db-X 2040 Target Date Fund (formerly known as TDX Independence 2040 Exchange-Traded Fund) Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2030+ Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 24% in international equities, 71% in domestic equities and 5% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, approximate as nearly as possible the time to the target termination date, December 31, 2040. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2040 Target Date Fund

Asset Allocation Percentage Table
	Launch (Oct 1 2007)
Years Before Target	33.3	33	32	31	30	29	28	27	26	25
Domestic Equity	72%	72%	72%	71%	71%	70%	70%	69%	69%	68%
International Equity	24%	24%	24%	24%	24%	23%	23%	23%	23%	23%
Fixed Income	3%	4%	4%	5%	6%	6%	7%	8%	8%	9%

Years Before Target	24	23	22	21	20	19	18	17	16	15
Domestic Equity	67%	65%	64%	62%	61%	59%	58%	56%	54%	53%
International Equity	22%	22%	21%	21%	20%	20%	19%	19%	18%	18%
Fixed Income	11%	13%	15%	17%	19%	21%	23%	25%	27%	29%

Years Before Target	14	13	12	11	10	9	8	7	6	5
Domestic Equity	51%	49%	47%	45%	43%	41%	39%	37%	35%	33%
International Equity	17%	16%	16%	15%	14%	14%	13%	12%	12%	11%
Fixed Income	32%	35%	37%	40%	43%	45%	48%	51%	53%	56%

Years Before Target	4	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	28%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	9%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	63%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2040 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://dbxstrategicadvisors.db.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011, was 5.70%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.67%	2Q/2009
Lowest Return	(21.01)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions of fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

db-X 2040 Target Date Fund | Dow Jones U.S. Target 2040 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X 2040 Target Date Fund | Zacks 2040 Lifecycle Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

db-X In-Target Date Fund
db-X In-Target Date Fund (formerly known as TDX Independence In-Target Exchange-Traded Fund) Summary Information
Investment Objective/Goal

The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		db-X In-Target Date Fund db-X In-Target Date Shares
Management Fee		0.65%
Other Expenses		1.01%
Total Annual Fund Operating Expenses		1.66%
Fee Waivers and Expense Reimbursement	[1]	(1.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.65%
[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
db-X In-Target Date Fund db-X In-Target Date Shares	66	425	807	1,881

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Target Allocation Conservative Funds Index, on a risk adjusted basis. The Underlying Index is designed for persons who are at or near their target date at the time of investment and has a current allocation of approximately 7% in international equities, 21% in domestic equities and 72% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. Since the inception of the Fund, the duration for the fixed income securities increase each year up to a maximum duration of five years. At inception, the Underlying Index had approximately a 10% allocation to equity securities. Over the next two years, allocations will shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at inception ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the table below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X In- Target Date Fund

Asset Allocation Percentage Table
		Launch (Oct 1 2007)
Years Before Target	0	-0.5	-1	-2	-3	-4	-5	-6	-7	-8
Domestic Equity	8%	9%	11%	14%	17%	21%	24%	24%	24%	24%
International Equity	3%	3%	4%	5%	6%	7%	8%	8%	8%	8%
Fixed Income	90%	88%	85%	81%	77%	72%	68%	68%	68%	68%

Years Before Target	-9	-10	-11	-12	-13	-14	-15	-16	-17	-18
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-19	-20
Domestic Equity	24%	24%
International Equity	8%	8%
Fixed Income	68%	68%

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks In-Target Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Total Returns

The Fund's year-to-date total return as of June 30, 2011, was 1.97%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	3.48%	3Q/2009
Lowest Return	(2.24)%	2Q/2010

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns - db-X In-Target Date Fund	1 Year	Since Inception	Inception Date
db-X In-Target Date Shares	4.27%	2.82%	Oct 1, 2007
db-X In-Target Date Shares Return after taxes on distributions	3.73%	2.18%	Oct 1, 2007
db-X In-Target Date Shares Return after taxes on distributions and sale of Fund shares	2.77%	2.03%	Oct 1, 2007
Dow Jones U.S. Target Today Index (reflects no deduction for fees, expenses or taxes)	8.30%	5.16%	Oct 1, 2007
Zacks In-Target Lifecycle Index (reflects no deduction for fees, expenses or taxes)	4.22%	2.80%	Oct 1, 2007

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep 28, 2011
db-X In-Target Date Fund | db-X In-Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 YEAR	rr_ExpenseExampleYear01	66
3 YEARS	rr_ExpenseExampleYear03	425
5 YEARS	rr_ExpenseExampleYear05	807
10 YEARS	rr_ExpenseExampleYear10	1,881
Annual Return 2008	rr_AnnualReturn2008	(2.00%)
Annual Return 2009	rr_AnnualReturn2009	5.99%
Annual Return 2010	rr_AnnualReturn2010	4.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
1 Year	rr_AverageAnnualReturnYear01	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X In-Target Date Fund | db-X In-Target Date Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X In-Target Date Fund | db-X In-Target Date Shares | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X In-Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	db-X In-Target Date Fund (formerly known as TDX Independence In-Target Exchange-Traded Fund) Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective/Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Target Allocation Conservative Funds Index, on a risk adjusted basis. The Underlying Index is designed for persons who are at or near their target date at the time of investment and has a current allocation of approximately 7% in international equities, 21% in domestic equities and 72% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. Since the inception of the Fund, the duration for the fixed income securities increase each year up to a maximum duration of five years. At inception, the Underlying Index had approximately a 10% allocation to equity securities. Over the next two years, allocations will shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at inception ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the table below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X In- Target Date Fund

Asset Allocation Percentage Table
		Launch (Oct 1 2007)
Years Before Target	0	-0.5	-1	-2	-3	-4	-5	-6	-7	-8
Domestic Equity	8%	9%	11%	14%	17%	21%	24%	24%	24%	24%
International Equity	3%	3%	4%	5%	6%	7%	8%	8%	8%	8%
Fixed Income	90%	88%	85%	81%	77%	72%	68%	68%	68%	68%

Years Before Target	-9	-10	-11	-12	-13	-14	-15	-16	-17	-18
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-19	-20
Domestic Equity	24%	24%
International Equity	8%	8%
Fixed Income	68%	68%

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal risks that have been identified for the Fund.

•

The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

•

The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

•

The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

•

The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

•

The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks In-Target Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://dbxstrategicadvisors.db.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 30, 2011, was 1.97%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	3.48%	3Q/2009
Lowest Return	(2.24)%	2Q/2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions of fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

db-X In-Target Date Fund | Dow Jones U.S. Target Today Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
db-X In-Target Date Fund | Zacks In-Target Lifecycle Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2011